STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

July 15, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Mark Cowan, Esq.

Re:	Lazard Retirement Series, Inc. Post-Effective Amendment No. 69 to Registration Statement on Form N-1A (Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 69 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add three new series to the Fund, Lazard Retirement International Equity Advantage Portfolio (the “International Equity Advantage Portfolio”), Lazard Retirement Managed Equity Volatility Portfolio (the “Managed Volatility Portfolio”) and Lazard Retirement Emerging Markets Equity Advantage Portfolio (the “Emerging Markets Advantage Portfolio,” and, together with the International Equity Advantage Portfolio and the Managed Volatility Portfolio, the “New Portfolios”), and to revise the investment strategies of two existing series, Lazard Retirement Emerging Markets Equity Blend Portfolio (the “Emerging Markets Blend Portfolio”) and Lazard Retirement Master Alternatives Portfolio (the “Master Alternatives Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 16, 2015.

The International Equity Advantage Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies. In managing the Portfolio, Lazard Asset Management LLC (the “Investment Manager”) utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects investments for the Portfolio from a broad investment universe of non-US stocks and depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), real estate investment trusts (“REITs”), warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically focus on securities of non-US developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Managed Volatility Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of US and non-US companies. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. Volatility, a risk measurement, measures the magnitude of fluctuations in the value of a financial instrument or index over time. The Portfolio management team selects investments for the Portfolio from a broad investment universe of stocks and depositary receipts, including ADRs, GDRs and EDRs, REITs, warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Portfolio will typically focus on securities of developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics and create a low volatility portfolio. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Emerging Markets Advantage Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of emerging markets companies. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects investments for the Portfolio from a broad investment universe of emerging market stocks and depositary receipts, including ADRs, GDRs and EDRs, REITs, warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Investment Manager uses an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries.

The features of the New Portfolios’ Investor Shares and Service Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Emerging Markets Blend Portfolio’s investment objective remains long-term capital appreciation. The Investment Manager will allocate the Portfolio’s assets among various emerging markets equity strategies managed by the Investment Manager (and other emerging markets equity securities held in other strategies managed by the Investment Manager) in proportions consistent with the Investment

Manager’s evaluation of various economic and other factors through quantitative and qualitative analysis. These proportions will be changed from time to time without notice to shareholders, and at any given time the allocation to one strategy, region or country may comprise a substantial percentage of the Portfolio’s assets, or conversely, there may be no allocation to any such strategy, region or country. The Investment Manager will make allocation and securities selection decisions based on quantitative and qualitative analysis using a number of different tools, including proprietary software models. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities, including common stocks and depository receipts and shares, of companies that are economically tied to emerging market countries.

The Master Alternatives Portfolio’s investment objective remains long-term capital appreciation. In addition to the four Investment Strategies that the Portfolio currently employs—(1) global equity long/short; (2) US equity long/short; (3) Japanese equity long/short and (4) relative value convertible securities—the Master Alternatives Portfolio will also use the emerging markets long/short equity strategy, in which it will seek to achieve attractive risk-adjusted returns through long and short positions in a diversified portfolio of emerging markets equities. This strategy utilizes the Investment Manager’s proprietary emerging markets quantitative model that employs a systematic, disciplined process that seeks to control risks and exposures across countries, sectors and issuer market capitalizations.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:	Janna Manes

July 15, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Mark Cowan, Esq.

Re:	Lazard Retirement Series, Inc. (Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary